Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of combined income taxes
	2012	2011	2010
Net loss before income taxes	$(230,290)	$(258,484)	$(258,529)
Income taxes at statutory rates	$(61,000)	$(73,000)	$(80,000)
Tax effect of expenses not deductible for income tax purposes:
Stock-based compensation	-	-	(12,000)
Effect of tax rate changes and other adjustments	(154,000)	109,000	(108,000)
Expiry of loss carry forwards	-	-	201,000
Change in valuation allowance	215,000	(36,000)	(1,000)
	$-	$-	$-

Deferred Tax Assets
	2012	2011	2010
Net operating loss carry forwards	$6,959,000	$6,579,000	$6,519,000

Deferred tax asset	$1,835,000	$1,594,000	$1,630,000
Deferred tax asset valuation allowance	(1,835,000)	(1,594,000)	(1,630,000)
	$-	$-	$-

Carryforward Losses
2014	$207,000
2015	473,000
2026	790,000
2027	3,463,000
2028	636,000
2029	639,000
2030	260,000
2031	260,000
2032	231,000
$6,959,000